Presentation of the Financial Statements - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of adjustment for each financial statement line item affected by application IFRS 16 line items [Line Items]
Weighted average incremental borrowing rate	3.13%
Reduction In Property Plant and Equipment		£ 10,348	£ 11,058	£ 10,860
Reclassification of Adjustment 2018 closing balance of retained earnings and non-controlling interests		579
Adjustments to Other Non Current Liabilities		£ 844	£ 938
Period covered by financial statements		These financial statements cover the financial year from 1 January to 31 December 2019, with comparative figures for the financial years from 1 January to 31 December 2018 and, where appropriate, from 1 January to 31 December 2017.
Date of end of reporting period		Dec. 31, 2019
IFRS 16 adjustments [member]
Disclosure of adjustment for each financial statement line item affected by application IFRS 16 line items [Line Items]
Reduction In Property Plant and Equipment	£ (98)
Adjustments to Other Non Current Liabilities	(160)
Large Annual Leases Payments	1
Smaller Annual Leases Payments	£ 1